Significant Accounting Policies - Summary of Estimated Useful Lives of Intangible Assets (Detail)	May 31, 2023
Trademark [Member] | Minimum [Member]
Estimated useful lives of intangible assets [Line items]
Estimated useful lives	5 years
Trademark [Member] | Maximum [Member]
Estimated useful lives of intangible assets [Line items]
Estimated useful lives	10 years
License [Member]
Estimated useful lives of intangible assets [Line items]
Estimated useful lives	20 years
Student base [Member]
Estimated useful lives of intangible assets [Line items]
Estimated useful lives	1 year 9 months
Favorable lease [Member]
Estimated useful lives of intangible assets [Line items]
Estimated useful lives	8 years 8 months 1 day
Courseware [Member] | Minimum [Member]
Estimated useful lives of intangible assets [Line items]
Estimated useful lives	3 years
Courseware [Member] | Maximum [Member]
Estimated useful lives of intangible assets [Line items]
Estimated useful lives	5 years
Copyright [Member]
Estimated useful lives of intangible assets [Line items]
Estimated useful lives	5 years
Distribution channel [Member]
Estimated useful lives of intangible assets [Line items]
Estimated useful lives	5 years